EXHIBIT 99

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	3

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018

Total	$1,395,480,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,092,385.24

Principal:
Principal Collections	$28,376,994.07
Prepayments in Full	$23,614,750.11
Liquidation Proceeds	$376,763.87
Recoveries	$1,284.43

Sub Total	$52,369,792.48

Collections	$57,462,177.72

Purchase Amounts:
Purchase Amounts Related to Principal	$208,069.56
Purchase Amounts Related to Interest	$1,046.99

Sub Total	$209,116.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$57,671,294.27

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	3

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds

Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$57,671,294.27
Servicing Fee	$1,137,293.31	$1,137,293.31	$0.00	$0.00	$56,534,000.96
Interest—Class A-1 Notes	$33,361.06	$33,361.06	$0.00	$0.00	$56,500,639.90
Interest—Class A-2 Notes	$197,086.67	$197,086.67	$0.00	$0.00	$56,303,553.23
Interest—Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$56,029,293.23
Interest—Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$55,740,820.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,740,820.73
Interest—Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$55,663,186.73
Second Priority Principal Payment	$6,768,577.18	$6,768,577.18	$0.00	$0.00	$48,894,609.55
Interest—Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$48,836,697.55
Third Priority Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$21,476,697.55
Interest—Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$21,405,333.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,405,333.55
Regular Principal Payment	$137,309,354.02	$21,405,333.55	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$57,671,294.27

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$6,768,577.18
Third Priority Principal Payment	$27,360,000.00
Regular Principal Payment	$21,405,333.55

Total	$55,533,910.73

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance

Class A-1 Notes	$55,533,910.73	$182.86	$33,361.06	$0.11	$55,567,271.79	$182.97
Class A-2 Notes	$0.00	$0.00	$197,086.67	$0.57	$197,086.67	$0.57
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61

Total	$55,533,910.73	$39.80	$1,000,090.23	$0.72	$56,534,000.96	$40.51

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor

Class A-1 Notes	$171,437,931.20	0.5644976	$115,904,020.47	0.3816398
Class A-2 Notes	$347,800,000.00	1.0000000	$347,800,000.00	1.0000000
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000

Total	$1,263,217,931.20	0.9052211	$1,207,684,020.47	0.8654255

Pool Information
Weighted Average APR	4.367%	4.344%
Weighted Average Remaining Term	55.58	54.78
Number of Receivables Outstanding	61,694	59,611
Pool Balance	$1,364,751,972.80	$1,312,053,802.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,250,580,084.66	$1,201,729,354.02
Pool Factor	0.9158233	0.8804599

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$19,680,807.03
Yield Supplement Overcollateralization Amount	$110,324,448.11
Targeted Overcollateralization Amount	$115,103,340.74
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$104,369,781.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		186	$121,593.06
(Recoveries)		1	$1,284.43

Net Losses for Current Collection Period			$120,308.63
Cumulative Net Losses Last Collection Period			$31,299.09

Cumulative Net Losses for all Collection Periods			$151,607.72
Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.11%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.67%	367	$8,749,199.47
61-90 Days Delinquent	0.03%	16	$333,461.93
91-120 Days Delinquent	0.01%	2	$66,491.04
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.70%	385	$9,149,152.44

Repossession Inventory:

Repossessed in the Current Collection Period		40	$1,035,611.23
Total Repossessed Inventory		44	$1,246,116.80

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0006%
Preceding Collection Period			0.0263%
Current Collection Period			0.1079%
Three Month Average			0.0449%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0227%
Current Collection Period			0.0302%
Three Month Average			0.0176%